Label	Element	Value
American Century ETF Trust | American Century California Municipal Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	American Century® California Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income that is exempt from federal and California income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests in California municipal and other debt securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets, plus borrowings for investment purposes, in municipal securities with interest payments exempt from federal and California income taxes. Some of these investments in municipal securities are not necessarily exempt from the federal alternative minimum tax.
The fund principally invests in investment-grade debt securities but may invest in high-yield securities (junk bonds). A high-yield security is one that has been rated below investment-grade or determined by the investment advisor to be of similar quality, including bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments. The portfolio managers also may buy unrated securities if they determine such securities meet the investment objective of the fund. In evaluating the credit quality of issuers, the portfolio managers consider data from a variety of sources, including issuers’ offering documents, financial statements, and other available regulatory and financial information.
The fund may purchase debt securities of any duration maturity or duration, and may purchase securities of issuers in any capitalization range. The average duration of the fund will vary based on the portfolio managers’ forecast of interest rates.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When determining whether to buy or sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, other permitted investments with similar characteristics, general market conditions (including liquidity for such securities) and any other factor deemed relevant by the portfolio managers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests in California municipal and other debt securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets, plus borrowings for investment purposes, in municipal securities with interest payments exempt from federal and California income taxes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancenturyetfs.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancenturyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | American Century California Municipal Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
American Century ETF Trust | American Century California Municipal Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
American Century ETF Trust | American Century California Municipal Bond ETF | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk — When interest rates change, the fund’s share value will be affected. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund may invest in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
American Century ETF Trust | American Century California Municipal Bond ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. The risk that the inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s investments may have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds.
American Century ETF Trust | American Century California Municipal Bond ETF | Below Investment-Grade Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Below Investment-Grade Securities Risk — Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes, or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities. The fund may invest in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.
American Century ETF Trust | American Century California Municipal Bond ETF | California Economic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	California Economic Risk — The fund will be sensitive to events that affect California’s economy. Significant political or economic developments in California will likely impact virtually all municipal securities issued in the state. Because the fund invests principally in California municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.
American Century ETF Trust | American Century California Municipal Bond ETF | Municipal Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk — Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities.
American Century ETF Trust | American Century California Municipal Bond ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk — Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.
American Century ETF Trust | American Century California Municipal Bond ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk — During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
American Century ETF Trust | American Century California Municipal Bond ETF | Cash Transactions Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk — The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the fund sold and redeemed shares in-kind.
American Century ETF Trust | American Century California Municipal Bond ETF | Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk — The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses investors may face from trading fund shares in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
American Century ETF Trust | American Century California Municipal Bond ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
American Century ETF Trust | American Century California Municipal Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
American Century ETF Trust | American Century California Municipal Bond ETF | Large Shareholder Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk — Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.
American Century ETF Trust | American Century California Municipal Bond ETF | American Century California Municipal Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CATF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 87
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Avantis® U.S. Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in a diverse group of U.S. small cap companies across market sectors and industry groups.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics relative to other U.S. small cap companies. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics relative to other U.S. small cap companies. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other U.S. small cap securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of small capitalization companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small capitalization companies located in and economically tied to the United States. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark—the Russell 2000® Index. The portfolio managers consider the following to be small capitalization companies: (i) companies smaller than the largest 1000 U.S. companies; (ii) companies representing the bottom 10% of the market capitalization of all U.S. listed companies; and (iii) companies in the Russell 2000® Index. Though market capitalizations will change from time to time, as of May 31, 2024, the largest company that could be considered a small capitalization company for purposes of this 80% test had a total market capitalization of approximately $45.94 billion (the largest company in the Russell 2000® Index).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small capitalization companies located in and economically tied to the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	avantisinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk — The value of equity securities, may fluctuate due to changes in investor perception of a specific issuer, changes in the general condition of the stock market, or occurrences of political or economic events that affect equity issuers and the market. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Small-Cap Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Cap Stock Risk — Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Investment Process Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Process Risk — Stocks selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Style Risk — If at any time the market is not favoring the fund’s investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk — The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Price Volatility Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Avantis U.S. Small Cap Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVSCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 81
American Century ETF Trust | Avantis U.S. Small Cap Equity Fund | Avantis U.S. Small Cap Equity Fund G Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVSBX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.